Schedule of Investments (unaudited)
March 31, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — 106.8%
Adjustable Rate Mortgage Trust, 2005-5 1A1	3.910%	9/25/35	$71,415	$61,415 (b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	4.871%	10/25/35	106,504	93,547 (b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. Term SOFR + 0.614%)	4.935%	3/25/36	181,028	50,183 (b)
Aegis Asset-Backed Securities Trust, 2005-3 M3 (1 mo. Term SOFR + 0.849%)	5.170%	8/25/35	3,460,000	2,924,745 (b)(c)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. Term SOFR + 4.886%)	0.565%	6/25/35	788,267	39,062 (b)
Alternative Loan Trust, 2005-14 3A1	3.539%	5/25/35	89,431	70,949 (b)
Alternative Loan Trust, 2005-36 4A1	4.443%	8/25/35	107,064	97,061 (b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. Term SOFR + 0.614%)	4.935%	10/25/35	373,647	224,438 (b)
Alternative Loan Trust, 2006-HY10 1A1	3.959%	5/25/36	107,518	93,862 (b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	71,747	29,766
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	15,079	15,010
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. Term SOFR + 27.942%)	10.662%	9/25/37	363,176	310,464 (b)(c)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	4.795%	6/25/47	597,769	516,428 (b)(c)
American Home Mortgage Assets Trust, 2005-2 2A1A	3.412%	1/25/36	528,675	338,982 (b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. Term SOFR + 0.914%)	5.235%	3/25/47	12,735,445	81,697 (b)(c)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	5.335%	7/25/46	1,692,098	367,094 (b)(c)(d)
Banc of America Funding Corp., 2015-R3 2A2	4.780%	2/27/37	2,344,883	2,116,217 (b)(c)(d)
Banc of America Funding Trust, 2004-C 3A1	5.176%	12/20/34	119,475	107,718 (b)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	27,067	24,715 (b)
Banc of America Funding Trust, 2006-F 1A1	6.510%	7/20/36	41,095	41,713 (b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. Term SOFR + 1.928%)	4.131%	9/26/45	2,993,865	2,151,954 (b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. Term SOFR + 1.014%)	5.335%	3/25/37	1,383,765	1,381,993 (b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. Term SOFR + 1.264%)	5.585%	3/25/37	626,934	631,240 (b)(d)
Bayview Financing INV Trust, 2021-6F A1	2.750%	12/30/27	1,380,521	1,304,604 (d)
Bear Stearns ALT-A Trust, 2005-9 25A1	4.750%	11/25/35	121,947	78,957 (b)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	2.802%	9/25/34	11,714	11,563 (b)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	1,770,000	1,800,412 (c)(d)
CAFL Issuer LLC, 2024-RTL1 A2	8.680%	11/28/31	1,460,000	1,480,512 (c)(d)
Chase Mortgage Finance Trust, 2006-S3 2A1	—	11/25/21	122,368	41,145 *(e)
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	1.065%	6/25/35	5,432,264	505,075 (b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. Term SOFR + 0.244%)	4.565%	4/25/47	43,253	41,322 (b)(d)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. Term SOFR + 19.210%)	7.330%	10/25/35	8,651	5,416 (b)
CHL Mortgage Pass-Through Trust, 2005-HY10 1A1	5.607%	2/20/36	7,935	6,908 (b)
CHL Mortgage Pass-Through Trust, 2005-HYB9 1A1 (12 mo. Term SOFR + 2.465%)	7.210%	2/20/36	63,705	55,444 (b)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	44,763,272	434,548 (b)(d)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.983%	9/25/37	2,461,844	1,695,252 (b)(c)
Citigroup Mortgage Loan Trust, 2004-UST1 A2	5.908%	8/25/34	5,120	4,839 (b)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	3.915%	7/25/36	157,324	91,800 (b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	5,261,540	2,417,333 (c)(d)
Citigroup Mortgage Loan Trust, 2021-J2 A4I2, IO	0.180%	7/25/51	32,920,370	330,191 (b)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Citigroup Mortgage Loan Trust, 2021-J2 AIOS, IO	0.080%	7/25/51	$67,329,858	$307,697 (b)(d)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.110%	8/25/35	48,422	39,762 (b)
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. Term SOFR + 1.214%)	5.535%	5/25/47	227,230	185,361 (b)(d)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. Term SOFR + 0.554%)	4.875%	9/25/36	3,386,573	119,778 (b)(d)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	183,642	99,000
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. Term SOFR + 19.210%)	7.326%	7/27/36	140,192	132,977 (b)(d)
CSMC Trust, 2014-11R 9A2 (1 mo. Term SOFR + 0.254%)	4.714%	10/27/36	2,564,446	1,972,133 (b)(c)(d)
CSMC Trust, 2015-2R 7A2	4.788%	8/27/36	2,956,697	2,513,728 (b)(c)(d)
CSMC Trust, 2017-RPL1 B3	2.975%	7/25/57	2,977,486	1,572,138 (b)(c)(d)
CSMC Trust, 2017-RPL1 B4	2.975%	7/25/57	2,916,255	919,816 (b)(c)(d)
CSMC Trust, 2021-INV2 A3X, IO	0.500%	11/25/56	26,635,695	769,788 (b)(d)
CSMC Trust, 2021-NQM6 B2	4.140%	7/25/66	1,370,000	999,489 (b)(c)(d)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. Term SOFR + 0.394%)	4.714%	2/15/34	10,365	10,003 (b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	10,284	4,662 (d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	4.439%	4/15/36	38,559	2,987 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	6.661%	4/15/36	36,844	4,433 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	3.413%	4/15/36	38,486	4,990 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	3.591%	4/15/36	136,896	16,484 (b)(d)
DK Note Backed Trust, 2024-SPT1 A	7.086%	4/28/66	854,654	892,465 (c)(d)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	9.540%	9/26/33	1,290,000	1,376,884 (b)(c)(d)
FARM Mortgage Trust, 2021-1 B	3.241%	7/25/51	1,530,469	1,156,608 (b)(d)
FARM Mortgage Trust, 2024-2 B	5.593%	8/1/54	1,042,737	925,950 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2019-HQA4 B2 (30 Day Average SOFR + 6.714%)	11.054%	11/25/49	1,420,000	1,574,337 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA2 B2 (30 Day Average SOFR + 4.914%)	9.254%	2/25/50	1,166,729	1,266,869 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	9.840%	1/25/34	1,200,000	1,387,775 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	11.840%	10/25/41	1,640,000	1,746,534 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	11.340%	12/25/41	1,650,000	1,755,881 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	11,999,969	1,733,626 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.433%	9/25/55	19,866,488	2,426,026 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	126,177,205	510,892 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	2.496%	11/25/57	3,371,321	1,254,639 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	0.584%	8/25/57	3,284,627	1,143,821 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	681,000	656,880 (b)(c)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	4.541%	8/25/59	$4,009,252	$1,835,871 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	1,469,966	1,388,797 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-3 BXS	9.704%	3/25/61	1,664,095	941,114 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-2 M	5.000%	4/25/62	1,337,000	1,167,599 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	1,540,000	1,294,208 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.111%	9/25/47	745,446	551,760 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2018-SPI4 B	4.511%	11/25/48	3,692,070	2,693,770 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (30 Day Average SOFR + 8.714%)	13.054%	3/25/29	1,557,645	1,705,061 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-DNA3 B2 (30 Day Average SOFR + 7.864%)	12.204%	9/25/48	2,000,000	2,303,826 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HQA2 B2 (30 Day Average SOFR + 11.114%)	15.454%	10/25/48	1,870,000	2,334,820 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	16.204%	5/25/43	5,379,421	6,475,516 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP2 B2 (30 Day Average SOFR + 10.614%)	14.954%	2/25/47	3,530,000	4,370,217 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.804%	1/25/48	1,855,000	2,202,774 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR2 B2 (30 Day Average SOFR + 7.514%)	11.854%	11/25/48	1,270,000	1,478,779 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR3 B2 (30 Day Average SOFR + 4.914%)	9.266%	9/25/47	1,200,000	1,279,668 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR4 B2 (30 Day Average SOFR + 5.114%)	9.454%	11/25/47	1,250,000	1,361,083 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.954%	9/25/49	1,680,000	1,916,862 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Whole Loan Securities Trust, 2015-SC01 B	3.857%	5/25/45	2,406,142	1,650,283 (b)(d)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.696%	12/25/42	961,291	98,565 (b)
Federal National Mortgage Association (FNMA) — CAS, 2016-C01 1B (30 Day Average SOFR + 11.864%)	16.204%	8/25/28	1,846,070	1,999,915 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C03 1B (30 Day Average SOFR + 11.864%)	16.204%	10/25/28	1,924,337	2,124,046 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C06 1B (30 Day Average SOFR + 9.364%)	13.704%	4/25/29	3,488,316	3,853,344 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.704%	1/25/40	1,500,000	1,549,373 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	10.340%	10/25/41	1,320,000	1,376,093 (b)(c)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B2 (30 Day Average SOFR + 6.200%)	10.540%	11/25/41	$1,500,000	$1,577,167 (b)(c)(d)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	4.705%	8/25/35	176,398	146,449 (b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	64,134	17,149
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	—	3/20/23	7,068	718 *(b)(d)(e)
GS Mortgage-Backed Securities Trust, 2021-GR2 AIOS, IO	0.190%	2/25/52	66,267,078	774,781 (b)(c)(d)
GS Mortgage-Backed Securities Trust, 2021-PJ2 AIOS, IO	0.220%	7/25/51	61,155,761	831,419 (b)(c)(d)
GS Mortgage-Backed Securities Trust, 2022-NQM1 B4	4.219%	5/25/62	1,534,712	1,301,908 (b)(c)(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	213,849	189,804 (d)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	10.340%	10/25/33	1,000,000	1,086,517 (b)(c)(d)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	5.108%	1/25/37	53,944	41,363 (b)
Impac CMB Trust, 2004-8 1A (1 mo. Term SOFR + 0.834%)	5.155%	10/25/34	38,422	37,621 (b)
IndyMac INDA Mortgage Loan Trust, 2005-AR2 1A1	3.817%	1/25/36	57,138	44,456 (b)
IndyMac INDX Mortgage Loan Trust, 2004-AR13 1A1	3.517%	1/25/35	21,117	19,987 (b)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	4.110%	9/25/35	31,162	25,649 (b)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR18 1A1 (1 mo. Term SOFR + 0.734%)	5.055%	10/25/36	1,516,091	640,978 (b)(c)
IndyMac INDX Mortgage Loan Trust, 2006-AR7 5A1	3.898%	5/25/36	93,457	86,430 (b)
IndyMac INDX Mortgage Loan Trust, 2006-AR9 3A3	3.515%	6/25/36	198,298	172,128 (b)
IndyMac INDX Mortgage Loan Trust, 2006-AR11 1A1	4.610%	6/25/36	197,937	153,155 (b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	4.176%	3/25/37	168,993	138,878 (b)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	20,557	19,956
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	5,306	5,234
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.333%	5/25/54	21,097,791	416,697 (b)(d)
Legacy Mortgage Asset Trust, 2021-GS3 A2	6.250%	7/25/61	1,726,551	1,724,386 (c)(d)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	0.965%	7/25/36	3,954,383	363,115 (b)(c)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. Term SOFR + 0.444%)	4.765%	6/25/37	2,574,161	435,484 (b)
Lehman XS Trust, 2006-19 A4 (1 mo. Term SOFR + 0.454%)	4.775%	12/25/36	295,460	284,245 (b)(c)
LHOME Mortgage Trust, 2024-RTL1 A2	9.165%	1/25/29	1,100,000	1,118,994 (c)(d)
LHOME Mortgage Trust, 2024-RTL2 A2	8.897%	3/25/29	760,000	772,864 (d)
LHOME Mortgage Trust, 2024-RTL5 M2	8.180%	9/25/39	1,500,000	1,505,490 (b)(c)(d)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	6.822%	10/25/34	2,486	2,411 (b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.645%	4/25/46	84,699	76,384 (b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	37,287	28,112 (d)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	4.456%	3/25/36	302,523	148,327 (b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. Term SOFR + 0.254%)	4.575%	6/25/36	186,875	36,253 (b)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. Term SOFR + 0.574%)	4.895%	2/25/37	1,304,402	267,441 (b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	3.619%	11/25/37	459,190	395,482 (b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (12 mo. Moving Treasury Average + 0.710%)	4.188%	12/27/46	663,728	601,369 (b)(c)(d)
New Residential Mortgage Loan Trust, 2019-4A B6	4.530%	12/25/58	2,078,994	1,392,093 (b)(c)(d)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	16,252,213	231,523 (b)(c)(d)
New Residential Mortgage Loan Trust, 2019-NQM4 B2	5.167%	9/25/59	1,608,000	1,465,794 (b)(c)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
New Residential Mortgage Loan Trust, 2024-RTL1 M1	8.629%	3/25/39	$380,000	$383,600 (b)(c)(d)
New Residential Mortgage Loan Trust, 2024-RTL1 M2	8.629%	3/25/39	870,000	863,905 (b)(c)(d)
NYMT Loan Trust, 2024-BPL1 A2	8.617%	2/25/29	1,620,000	1,642,157 (c)(d)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2	3.684%	11/25/35	1,733,657	1,554,178 (b)(c)
PRKCM Trust, 2023-AFC1 M1	7.391%	2/25/58	1,480,000	1,494,798 (b)(c)(d)
PRKCM Trust, 2023-AFC3 B1	7.805%	9/25/58	1,220,000	1,224,915 (b)(c)(d)
PRKCM Trust, 2024-AFC1 B2	8.342%	3/25/59	1,450,000	1,447,624 (b)(c)(d)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. Term SOFR + 0.654%)	4.975%	8/25/31	446,890	420,815 (b)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.935%	3/25/37	1,426,481	1,114,045 (b)(c)
RALI Trust, 2005-QA3 CB4	4.084%	3/25/35	708,498	321,692 (b)
RALI Trust, 2006-QA1 A11	5.357%	1/25/36	216,179	159,076 (b)
RALI Trust, 2006-QA4 A (1 mo. Term SOFR + 0.474%)	4.795%	5/25/36	107,484	97,752 (b)(c)
RALI Trust, 2006-QO2 A1 (1 mo. Term SOFR + 0.554%)	4.875%	2/25/46	165,246	29,003 (b)(c)
RAMP Trust, 2004-RS4 MII2 (1 mo. Term SOFR + 1.464%)	5.619%	4/25/34	820,339	742,363 (b)(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	516,941	252,505 (c)
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,460,395	586,651 (c)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	176,294	88,396 (c)
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	0.965%	9/25/36	1,667,727	104,893 (b)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	1,770,000	1,759,456 (c)(d)
Starwood Mortgage Residential Trust, 2020-3 B2	4.750%	4/25/65	1,490,000	1,241,051 (b)(c)(d)
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	2,700,000	1,614,113 (b)(c)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	4.978%	12/25/34	120,756	107,317 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.323%	3/25/35	85,235	70,992 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	4.719%	4/25/35	29,830	27,223 (b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. Term SOFR + 3.864%)	8.185%	9/25/34	297,405	224,568 (b)(c)
Toorak Mortgage Trust, 2024-RRTL1 B1	10.335%	2/25/39	800,000	816,788 (b)(c)(d)
Toorak Mortgage Trust, 2024-RRTL1 B2	10.335%	2/25/39	640,000	649,561 (b)(c)(d)
UWM Mortgage Trust, 2021-1 AX4, IO	0.250%	6/25/51	22,838,704	303,156 (b)(d)
Verus Securitization Trust, 2022-INV2 M1	6.773%	10/25/67	1,430,000	1,429,968 (b)(c)(d)
Verus Securitization Trust, 2023-3 B1	7.784%	3/25/68	1,200,000	1,203,287 (b)(c)(d)
Verus Securitization Trust, 2023-4 B1	8.091%	5/25/68	1,170,000	1,177,654 (b)(c)(d)
Verus Securitization Trust, 2023-5 B1	8.035%	6/25/68	1,200,000	1,208,364 (b)(c)(d)
Verus Securitization Trust, 2023-7 B1	7.894%	10/25/68	1,170,000	1,179,903 (b)(c)(d)
Verus Securitization Trust, 2024-8 B1	7.032%	10/25/69	1,750,000	1,748,766 (b)(c)(d)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	7.546%	10/20/35	4,666	4,579 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. Term SOFR + 22.864%)	7.023%	10/25/35	88,691	77,153 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. Term SOFR + 35.094%)	3.413%	11/25/35	34,250	31,694 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. Term SOFR + 1.014%)	5.335%	11/25/35	59,189	53,664 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. Term SOFR + 0.909%)	5.230%	1/25/45	1,244,409	1,110,721 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. Term SOFR + 1.094%)	5.415%	10/25/45	62,439	61,020 (b)(c)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. Term SOFR + 0.314%)	4.635%	12/25/36	$225,751	$109,310 (b)(c)

Total Residential Mortgage-Backed Securities (Cost — $140,209,341)				146,830,218
Commercial Mortgage-Backed Securities(a) — 46.4%
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	6.741%	9/15/34	3,430,000	3,308,091 (b)(d)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.449%	9/15/34	320,000	307,256 (b)(d)
BANK, 2021-BN35 H	1.662%	6/15/64	1,860,000	673,474 (b)(d)
BANK, 2021-BN35 K	1.662%	6/15/64	4,703,147	1,540,660 (b)(d)
BANK, 2022-BNK43 E	3.000%	8/15/55	1,500,000	1,039,037 (d)
BANK, 2022-BNK44 D	4.000%	11/15/32	3,198,000	2,446,309 (b)(d)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	1,100,000	968,358 (d)
BF Mortgage Trust, 2019-NYT E (1 mo. Term SOFR + 2.797%)	7.117%	12/15/35	1,440,000	1,320,136 (b)(d)
BFLD Commercial Mortgage Trust, 2024-UNIV E (1 mo. Term SOFR + 3.640%)	7.959%	11/15/41	1,170,000	1,174,793 (b)(d)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	11.253%	7/15/25	750,000	736,902 (b)(d)
BPR Trust, 2021-TY F (1 mo. Term SOFR + 4.314%)	8.634%	9/15/38	1,000,000	993,866 (b)(d)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. Term SOFR + 5.614%)	9.934%	8/15/38	3,013,097	740,001 (b)(d)
BWAY Mortgage Trust, 2013-1515 F	3.928%	3/10/33	1,000,000	881,513 (b)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	7.265%	4/15/34	2,000,000	1,957,594 (b)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.323%	10/15/38	1,750,000	1,707,786 (b)(d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.425%	2/15/39	805,000	804,341 (b)(d)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.007%	5/15/34	1,174,537	1,172,449 (b)(d)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	8.010%	4/15/40	1,250,000	1,253,778 (b)(d)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.576%	10/15/36	1,500,000	1,469,023 (b)(d)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.387%	9/15/48	800,000	624,334 (b)(d)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	8.794%	7/15/32	1,620,000	1,608,194 (b)(d)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.794%	7/15/32	1,509,000	1,466,091 (b)(d)
CSMC Trust, 2021-ADV G (1 mo. Term SOFR + 6.364%)	10.684%	7/15/38	1,500,000	11,247 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2021-MN1 B1 (30 Day Average SOFR + 7.750%)	12.090%	1/25/51	950,000	1,059,925 (b)(d)
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	10.753%	7/25/31	560,588	512,536 (b)(d)
FRESB Mortgage Trust, 2018-SB48 B	4.649%	2/25/38	1,117,631	652,819 (b)(d)
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.168%	4/16/62	5,820,980	466,433 (b)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.652%	3/15/41	610,000	607,504 (b)(d)
GS Mortgage Securities Corp., 2024-70P HRR	9.333%	3/10/41	4,420,000	4,405,248 (b)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.066%	11/15/32	2,500,000	2,510,161 (b)(d)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	750,000	592,594
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	700,000	654,210
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.756%	10/15/41	1,500,000	1,499,824 (b)(d)
HIT Trust, 2022-HI32 G (1 mo. Term SOFR + 7.228%)	11.547%	7/15/39	1,876,651	1,905,129 (b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. Term SOFR + 4.864%)	9.183%	12/15/36	988,000	988 (b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	11.683%	12/15/36	1,033,000	77 (b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. Term SOFR + 7.614%)	11.934%	6/15/26	1,250,000	259,013 (b)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Mortgage-Backed Securities(a) — continued
KIND Trust, 2021-KIND F (1 mo. Term SOFR + 4.064%)	8.390%	8/15/38	$1,299,330	$1,263,886 (b)(d)
MF1 Ltd., 2021-FL7 E (1 mo. Term SOFR + 2.914%)	7.231%	10/16/36	2,000,000	1,957,160 (b)(d)
Multifamily CAS Trust, 2019-1 CE (30 Day Average SOFR + 8.864%)	13.204%	10/25/49	2,500,000	2,544,276 (b)(d)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	11.954%	3/25/50	1,500,000	1,571,892 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,000,000	660,379 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	950,000	470,610 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.608%)	11.927%	1/15/39	3,500,000	2,657,942 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	9.512%	3/15/35	1,272,750	1,280,659 (b)(d)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	9.447%	3/15/39	2,200,000	2,163,474 (b)(d)
RIAL Issuer Ltd., 2022-FL8 E (1 mo. Term SOFR + 5.500%)	9.819%	1/19/37	1,500,000	1,483,481 (b)(d)
SMR Mortgage Trust, 2022-IND G (1 mo. Term SOFR + 7.500%)	11.819%	2/15/39	1,831,354	1,621,409 (b)(d)
Soho Trust, 2021-SOHO D	2.697%	8/10/38	1,000,000	622,738 (b)(d)
Wells Fargo Commercial Mortgage Trust, 2017-C42 D	2.800%	12/15/50	1,000,000	681,932 (b)(d)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	2,200,000	1,582,382 (b)(d)

Total Commercial Mortgage-Backed Securities (Cost — $72,595,500)				63,893,914
			Face Amount/ Units
Asset-Backed Securities — 19.8%
AMSR Trust, 2023-SFR2 E1	3.950%	6/17/40	$1,690,000	1,588,541 (c)(d)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.813%	1/25/38	560,000	539,681 (b)(c)(d)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	10.066%	1/20/38	290,000	293,619 (b)(d)
Bayview Opportunity Master Fund LLC, 2024-CAR1 E (30 Day Average SOFR + 3.600%)	7.940%	12/26/31	938,599	948,001 (b)(d)
BCMSC Trust, 1998-B A	6.530%	10/15/28	46,456	46,303 (b)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.252%	7/15/37	500,000	506,265 (b)(d)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	1,150,000	1,093,885 (b)(c)(d)
Clover CLO LLC, 2021-3A ER (3 mo. Term SOFR + 4.900%)	9.200%	1/25/35	720,000	722,672 (b)(c)(d)
Conseco Finance Corp., 1999-4 A8	7.700%	5/1/31	4,715,302	1,515,784 (b)
Conseco Finance Corp., 1999-4 A9	7.020%	5/1/31	10,482,177	3,122,966 (b)
DRB Prime Student Loan Trust, 2017-A R	0.000%	5/27/42	429	887,202 *(d)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.893%	1/25/38	500,000	479,857 (b)(d)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	9.146%	1/25/38	850,000	847,819 (b)(d)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.143%	1/20/37	380,000	378,822 (b)(d)
Hertz Vehicle Financing LLC, 2023-2A D	9.400%	9/25/29	690,000	718,174 (d)
Home Partners of America Trust, 2021-2 F	3.799%	12/17/26	1,430,525	1,371,097 (c)(d)
Loanpal Solar Loan Ltd., 2020-3GS C	3.500%	12/20/47	635,145	456,730 (d)
Loanpal Solar Loan Ltd., 2021-1GS C	3.500%	1/20/48	669,479	489,349 (d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	1,305,905	1,241,746 (d)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.200%	1/25/37	280,000	279,869 (b)(d)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	5.810%	3/29/38	5,942,187	635,814 (b)(d)
National Collegiate Student Loan Trust, 2006-3 B (1 mo. Term SOFR + 0.474%)	4.795%	1/26/32	1,710,000	1,497,713 (b)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Nelnet Student Loan Trust, 2021-DA D	4.380%	4/20/62	$1,200,000	$1,033,101 (d)
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	825,446	836,728 (d)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.633%	1/20/38	600,000	605,037 (b)(d)
Progress Residential, 2021-SFR4 F	3.407%	5/17/38	835,000	806,731 (c)(d)
RBS Acceptance Inc., 1995-BA1 B2	—	8/10/20	2,191,561	22 *(e)
Renew Financial, 2024-2A B	8.223%	11/20/60	962,167	949,008 (d)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,020,000	1,047,709 (d)
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	442,745	453,627 (d)
SMB Private Education Loan Trust, 2014-A R	44.229%	9/15/45	6,875	331,037 (d)(f)
SoFi Professional Loan Program LLC, 2017-F R1	55.139%	1/25/41	34,000	256,438 (d)(f)
Stonepeak, 2021-1A B	3.821%	2/28/33	636,937	607,251 (d)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	851,866	650,970 (d)

Total Asset-Backed Securities (Cost — $32,538,082)				27,239,568
			Shares
Preferred Stocks — 3.2%
Financials — 3.2%
Mortgage Real Estate Investment Trusts (REITs) — 3.2%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		54,778	1,383,692 (b)
Chimera Investment Corp., Non Voting Shares	8.000%		31,752	698,227
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		24,074	542,146 (b)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		70,049	1,737,215 (b)

Total Preferred Stocks (Cost — $4,171,411)				4,361,280
		Maturity Date	Face Amount
Convertible Bonds & Notes — 2.4%
Financials — 2.4%
Mortgage Real Estate Investment Trusts (REITs) — 2.4%
PennyMac Corp., Senior Notes	5.500%	3/15/26	$1,550,000	1,541,475
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	1,835,000	1,821,237

Total Convertible Bonds & Notes (Cost — $3,244,054)				3,362,712
Corporate Bonds & Notes — 2.4%
Consumer Discretionary — 0.7%
Hotels, Restaurants & Leisure — 0.7%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,050,000	1,038,631 (d)

Financials — 1.1%
Banks — 0.6%
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	750,000	780,205 (b)(g)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — 0.5%
Allianz SE, Junior Subordinated Notes (3.200% to 4/30/28 then 5 year Treasury Constant Maturity Rate + 2.165%)	3.200%	10/30/27	$800,000	$698,990 (b)(d)(g)

Total Financials				1,479,195
Real Estate — 0.6%
Real Estate Management & Development — 0.6%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	150,000	159,401 (d)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	600,000	611,730 (d)

Total Real Estate				771,131
Total Corporate Bonds & Notes (Cost — $3,024,477)				3,288,957
Senior Loans — 1.1%
Financials — 0.7%
Financial Services — 0.7%
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	9.555%	6/16/28	981,013	981,013 (b)(h)(i)

Real Estate — 0.4%
Real Estate Management & Development — 0.4%
Cushman & Wakefield US Borrower LLC, 2024 Term Loan 3 (1 mo. Term SOFR + 3.250%)	7.575%	1/31/30	498,750	498,957 (b)(h)(i)

Total Senior Loans (Cost — $1,464,552)				1,479,970
Total Investments before Short-Term Investments (Cost — $257,247,417)				250,456,619
			Shares
Short-Term Investments — 4.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,054,548)	4.315%		6,054,548	6,054,548 (j)(k)
Total Investments — 186.5% (Cost — $263,301,965)				256,511,167
Liabilities in Excess of Other Assets — (86.5)%				(118,979,396)
Total Net Assets — 100.0%				$137,531,771

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Mortgage Opportunity Fund Inc.
*	Non-income producing security.
(a)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The maturity principal is currently in default as of March 31, 2025.
(f)	Rate shown is the current yield based on income received over the trailing twelve months.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated Companies was $6,054,548 and the cost was $6,054,548 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
Re-REMIC	—	Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Nomura Securities Inc.	6.299%	1/14/2025	2/20/2026	$114,751,000	Residential Mortgage-Backed Securities Asset-Backed Securities	$130,535,878 4,878,451
Nomura Securities Inc.	6.299%	3/14/2025	2/20/2026	1,193,000	Residential Mortgage-Backed Securities	1,356,564
Nomura Securities Inc.	6.305%	1/21/2025	2/20/2026	1,553,000	Residential Mortgage-Backed Securities Asset-Backed Securities	452,496 1,285,676
				$117,497,000		$138,509,065

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	44	6/25	$5,108,393	$5,160,375	$(51,982)
U.S. Treasury Ultra 10-Year Notes	79	6/25	8,809,957	9,015,875	(205,918)
U.S. Treasury Ultra Long-Term Bonds	20	6/25	2,408,903	2,445,000	(36,097)
Net unrealized depreciation on open futures contracts					$(293,997)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”).
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$146,830,218	—	$146,830,218
Commercial Mortgage-Backed Securities	—	63,893,914	—	63,893,914
Asset-Backed Securities	—	27,239,568	—	27,239,568
Preferred Stocks	$4,361,280	—	—	4,361,280
Convertible Bonds & Notes	—	3,362,712	—	3,362,712
Corporate Bonds & Notes	—	3,288,957	—	3,288,957
Senior Loans	—	1,479,970	—	1,479,970
Total Long-Term Investments	4,361,280	246,095,339	—	250,456,619
Short-Term Investments†	6,054,548	—	—	6,054,548
Total Investments	$10,415,828	$246,095,339	—	$256,511,167
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$293,997	—	—	$293,997

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$595,663	$17,983,646	17,983,646	$12,524,761	12,524,761

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$27,840	—	$6,054,548

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report